Share-Based Awards - Schedule of Restricted Shares Activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Restricted Shares Activity [Line Items]
Outstanding, Beginning balance	7,996,700	7,970,930	2,916,100
Forfeited	(2,250)	(1,000,000)
Granted	2,950,000	6,655,170	8,822,010
Vested	(3,485,890)	(5,629,400)	(3,767,180)
Outstanding, Ending balance	7,458,560	7,996,700	7,970,930